Borrowings and financial liabilities - Main characteristics of the ORNANE note warrants (Details)	12 Months Ended
Dec. 31, 2023 tranche shares
Borrowings and financial liabilities
Number of warrants per tranche | tranche	3
Number of ORNANE called per warrant | shares	24
Convertible notes to NEGMA
Borrowings and financial liabilities
Warrant term	3 years